Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Sep. 13, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jan. 10, 2019
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 9,620	$ 10,137	$ 9,475	$ 9,581	$ 9,785	$ 9,052		$ 9,388	$ 9,534	$ 9,256	$ 8,853	$ 9,514	$ 10,371	$ 11,052	$ 11,127	$ 11,226	$ 11,080	$ 11,598	$ 11,229	$ 10,938	$ 10,586	$ 10,621	$ 10,570	$ 10,495	$ 10,160	$ 10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	480,988	506,853	473,770	479,061	489,252	452,590		469,425	476,718	462,803	442,669	475,703	518,545	552,590	556,331	561,290	554,018	579,885	561,444	546,889	529,313	531,049	528,485	524,733	507,997	500,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	10,439	11,001	10,283	10,397	10,619	9,823	$ 10,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Account Value	11,553	11,418	11,264	11,116	10,973	10,824		10,683	10,559	10,446	10,358	10,310	10,299	10,295	10,294	10,292	10,292	10,290	10,287	10,283	10,280	10,222	10,175	10,118	10,054	10,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Account Value	577,642	570,916	563,180	555,788	548,662	541,218		$ 534,161	$ 527,954	$ 522,309	$ 517,902	$ 515,482	$ 514,943	$ 514,741	$ 514,691	$ 514,617	$ 514,617	$ 514,488	$ 514,332	$ 514,130	$ 514,015	$ 511,079	$ 508,736	$ 505,892	$ 502,680	$ 500,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Account Value	$ 10,701	$ 10,576	$ 10,433	$ 10,296	$ 10,164	$ 10,026	$ 10,000